Research and Development and Energy Efficiency	12 Months Ended
Dec. 31, 2021
Research and Development and Energy Efficiency

26.	Research and Development and Energy Efficiency

In accordance with Law No. 9,991/2000 and supplementary regulations, concession operators and licensees of electric power generation and transmission are required to allocate annually the percentage of 1% of their net operating regulatory revenue to research and development of the electricity sector activities, and the electric power distribution concession operators must segregate this same percentage into the research and development and energy efficiency programs of the electricity sector.

Provisional Measure No. 998/2020, converted into Law No. 14,120/2021, amends Law No. 9,991/2000 and provides for the allocation of unused resources from Research and Development (R&D) and Energy Efficiency (PEE) to the Energy Development Account (CDE), aiming at low tariffs until 2025, as a measure to mitigate the economic impacts arising from the Covid-19 pandemic. Aneel Order No. 904/2021 determined the payments to CDE as from April 2021.

26.1	Balances recognized for investment in Research and Development (R&D) activities and the Energy Efficiency Program (EEP)

	Disbursed and not completed	Balance to be collected	Balance to disburse	Balance as of	Balance as of
				12.31.2021	12.31.2020
Research and Development - R&D
FNDCT	-	7,584	-	7,584	8,085
MME	-	3,790	-	3,790	4,041
R&D	195,059	1,299	89,671	286,029	332,746
	195,059	12,673	89,671	297,403	344,872
Energy efficiency program - EEP
Procel	-	19,883	-	19,883	5,855
EEP	94,290	2,574	212,947	309,811	314,284
	94,290	22,457	212,947	329,694	320,139
	289,349	35,130	302,618	627,097	665,011
			Current	292,495	380,186
			Noncurrent	334,602	284,825
National Fund for Scientific and Technological Development - FNDCT
National Program of Electricity Conservation - Procel

26.2	Changes in R&D and EEP balances

	FNDCT	MME	R&D	Procel	EEP	Total
Balance as of January 1, 2020	4,046	2,023	341,658	16,410	294,034	658,171
Additions	37,427	18,716	37,426	10,181	40,724	144,474
Performance agreement	-	-	-	-	3,545	3,545
Interest rate (Note 34)	-	-	4,253	1,469	6,828	12,550
Payments	(33,388)	(16,698)	-	(21,589)	-	(71,675)
Concluded projects (Note 12 - a)	-	-	(50,591)	-	(31,463)	(82,054)
Balance as of December 31, 2020	8,085	4,041	332,746	5,855	314,284	665,011
Additions	50,804	25,399	50,796	12,801	51,206	191,006
Performance agreement	-	-	-	-	3,010	3,010
Interest rate (Note 34)	-	-	3,664	1,227	9,923	14,814
Payments	(51,305)	(25,650)	(15,966)	-	(56,176)	(149,097)
Concluded projects (Note 12 - a)	-	-	(85,211)	-	(12,436)	(97,647)
Balance as of December 31, 2021	7,584	3,790	286,029	19,883	309,811	627,097